Loan (Details Narrative) (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member] - USD ($)	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Jun. 30, 2020
Loan amount	$ 462,790	$ 508,760	$ 452,006
Secured Loan [Member]
Interest rate	6.23%		10.00%
Maturity term	1 year